Trade Receivables - Summary of Movements in Loss Allowance for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Beginning balance	$ 9	$ 8
Impairment losses reversed	(9)	(8)
Impairment losses recognised	22	9
Ending balance	$ 22	$ 9